Goodwill and other intangible assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill and other intangible assets
Beginning balance	$ 1,812,491
Ending balance	1,637,506	$ 1,812,491
Cost
Goodwill and other intangible assets
Beginning balance	2,152,127	1,806,617
Additions during the year	10,729	21,185
Additions through business combinations		363,732
Disposals	(17)	(399)
Effects of movements in exchange rates	(193,036)	(39,008)
Ending balance	1,969,803	2,152,127
Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(339,636)	(180,992)
Charge for the year	25,759	47,330
Impairment charge for the year		121,596
Disposals	17	398
Effects of movements in exchange rates	33,081	9,884
Ending balance	(332,297)	(339,636)
Goodwill
Goodwill and other intangible assets
Beginning balance	763,388
Ending balance	664,450	763,388
Goodwill | Cost
Goodwill and other intangible assets
Beginning balance	885,639	780,147
Additions through business combinations		119,035
Effects of movements in exchange rates	(89,642)	(13,543)
Ending balance	795,997	885,639
Goodwill | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(122,251)	(251)
Impairment charge for the year		121,596
Effects of movements in exchange rates	(9,296)	(404)
Ending balance	(131,547)	(122,251)
Customerrelated intangible assets
Goodwill and other intangible assets
Beginning balance	871,964
Ending balance	799,187	871,964
Customerrelated intangible assets | Cost
Goodwill and other intangible assets
Beginning balance	1,031,366	877,764
Additions through business combinations		171,765
Effects of movements in exchange rates	(87,391)	(18,163)
Ending balance	943,975	1,031,366
Customerrelated intangible assets | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(159,402)	(131,568)
Charge for the year	17,956	36,169
Effects of movements in exchange rates	32,570	8,335
Ending balance	(144,788)	(159,402)
Network - related intangible assets
Goodwill and other intangible assets
Beginning balance	147,714
Ending balance	137,534	147,714
Network - related intangible assets | Cost
Goodwill and other intangible assets
Beginning balance	175,290	107,202
Additions through business combinations		72,932
Effects of movements in exchange rates	(12,153)	(4,844)
Ending balance	163,137	175,290
Network - related intangible assets | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(27,576)	(21,885)
Charge for the year	3,790	6,936
Effects of movements in exchange rates	5,763	1,245
Ending balance	(25,603)	(27,576)
Licenses
Goodwill and other intangible assets
Beginning balance	21,512
Ending balance	20,681	21,512
Licenses | Cost
Goodwill and other intangible assets
Beginning balance	30,588	17,706
Additions during the year	2,917	14,772
Disposals	(17)	(4)
Effects of movements in exchange rates	(290)	(1,886)
Ending balance	33,198	30,588
Licenses | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(9,076)	(6,877)
Charge for the year	3,255	2,598
Disposals	17	4
Effects of movements in exchange rates	(203)	395
Ending balance	(12,517)	(9,076)
Software
Goodwill and other intangible assets
Beginning balance	7,913
Ending balance	15,654	7,913
Software | Cost
Goodwill and other intangible assets
Beginning balance	29,244	23,798
Additions during the year	7,812	6,413
Disposals		(395)
Effects of movements in exchange rates	(3,560)	(572)
Ending balance	33,496	29,244
Software | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(21,331)	(20,411)
Charge for the year	758	1,627
Disposals		394
Effects of movements in exchange rates	4,247	313
Ending balance	$ (17,842)	$ (21,331)